Inventories (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Satellite equipment for sale under construction	$ 197,645	$ 197,645	$ 197,645	$ 197,645
Parts	11,029	11,029	11,029	11,029
Supplies	5,468	5,540	6,214	6,437
Gross	214,142	214,214	214,888	215,111
Allowance for inventory loss	(5,468)	(5,540)	(4,984)	(5,382)
Net	$ 208,674	$ 208,674	$ 209,904	$ 209,729